Average Annual Total Returns		12 Months Ended	59 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LBMA Gold Price (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		67.41%	18.89%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.00%
FT Vest Gold Strategy Quarterly Buffer ETF
Prospectus [Line Items]
Average Annual Return, Percent		34.46%	11.51%
Performance Inception Date	Jan. 20, 2021
FT Vest Gold Strategy Quarterly Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.60%	5.78%
FT Vest Gold Strategy Quarterly Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.40%	6.39%